Risk Management - Summary of Maturity Analysis for Non Derivative Financial Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025		Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		₩ 24,002,779		₩ 22,650,800
Debt securities		119,994,060		126,906,032
Lease liabilities		3,547,637		4,120,634
Trade and other payables	[1]	9,499,599		10,321,100
Financial guarantee contracts		4,091,813	[2]	5,151,554	[3]
Non-derivative financial liabilities, undiscounted cash flows		161,135,888		169,150,120
Financial guarantee liabilities		50,709		30,924
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		20,100,531		18,887,527
Debt securities		29,172,320		28,967,125
Lease liabilities		526,324		632,878
Trade and other payables	[1]	8,111,566		8,807,823
Financial guarantee contracts		4,091,813	[2]	3,156,187	[3]
Non-derivative financial liabilities, undiscounted cash flows		62,002,554		60,451,540
1~2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		597,717		430,883
Debt securities		28,897,889		29,601,867
Lease liabilities		473,319		553,030
Trade and other payables	[1]	343,906		354,778
Financial guarantee contracts		0	[2]	1,712,801	[3]
Non-derivative financial liabilities, undiscounted cash flows		30,312,831		32,653,359
2~5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		792,513		1,300,087
Debt securities		37,383,870		39,451,207
Lease liabilities		1,140,684		1,264,310
Trade and other payables	[1]	618,231		631,653
Financial guarantee contracts		0	[2]	270,806	[3]
Non-derivative financial liabilities, undiscounted cash flows		39,935,298		42,918,063
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		2,512,018		2,032,303
Debt securities		24,539,981		28,885,833
Lease liabilities		1,407,310		1,670,416
Trade and other payables	[1]	425,896		526,846
Financial guarantee contracts		0	[2]	11,760	[3]
Non-derivative financial liabilities, undiscounted cash flows		₩ 28,885,205		₩ 33,127,158

[1]	Excludes lease liabilities.
[2]	The total amount represents the maximum exposure that the Company would be obliged to bear in the event of a financial guarantee occurrence, allocated to the earliest period in which the guarantee may be called upon. As of December 31, 2025, the Company has recognized W50,709 million as a provision for financial guarantee contracts.
[3]	The total amount represents the maximum exposure that the Company would be obliged to bear in the event of a financial guarantee occurrence, and it is classified by maturity of the guarantee contracts. The maximum amount of guarantee that may be called upon at the earliest period is W5,151,554 million. As of December 31, 2024, the Company has recognized W30,924 million as a provision for financial guarantee contracts.